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                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form
                              Please print or type

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1.   Name and address of issuer:

          JOHN HANCOCK VARIABLE SERIES TRUST I
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2.   Name of each series or class of funds for which this notice is filed:
     Total Return Bond

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3.   Investment Company Act File Number:            811-4490

     Securities Act File Number:        33-2081
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4(a). Last day of fiscal year for which this notice is filed:

          April 29, 2005
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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

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4(c). [X] Check box if this is the last time the issuer will be filing this form.

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5.   Calculation of registration fee:
          (i)    Aggregate sale price of securities sold
                 during the fiscal year pursuant to
                 section 24(f):                                       $  623,093
                                                                      ----------

          (ii)   Aggregate price of shares redeemed or
                 repurchased during the fiscal year:          $   --
                                                              ------

          (iii)  Aggregate price of securities redeemed or
                 repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995
                 that were not previously used to reduce
                 registration fees payable to the Commission:
                                                              ------

          (iv)   Total available redemption credits
                 [add items 5(ii) and 5 (iii):                            $   --
                                                                          ------

          (v)    Net sales- if item 5(I) is greater than
                 Item 5(iv) [subtract Item 5 (iv)
                 from item 5(I)]:                                     $  623,093
                                                                      ----------
          ------------------------------------------------------------
          (vi)   Redemption credits available for use in
                 future years                                 $   --
                 -if item 5(I) is less than Item 5(iv)        ------
                 {subtract item 5 (iv) from item 5(I)]:
          ------------------------------------------------------------
                                29-Apr-05
          (vii)  Multiplier for determining registration fee
                 (See Instruction C.9)                                 0.0001177
                                                                      ----------

          (viii) Registration fee due [multiply item 5(v) by
                 item 5(vii)] (enter "0" if no fee is due):         = $    73.34
                                                                      ==========

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6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                    +
                                                                      ----------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                    = $    73.34
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9.   Due the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
         Method of Delivery:
                               [X] Wire Transfer
                               [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                                         /S/ RAYMOND F. SKIBA
                                         --------------------------
By (Signature and Title):                Raymond F. Skiba
                                         ---------------------------------------
                                         Treasurer

Date          May 27, 2005
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